Acquisition	12 Months Ended
Dec. 31, 2021
Acquisition (restatement) [Abstract]
Acquisition

Note 12 – Acquisition (restatement)

On December 29, 2021 (the “Acquisition Date”), the Company entered into a Share Purchase Agreement (the “SPA”) to acquire 100% of the equity interest of Cheyi (BVI) Limited (the “Cheyi BVI”) which operates its business through its subsidiary Zhejiang CheYi Network Technology Co., Ltd. (the “CheYi Network”), an integrated online car-hailing and driver management services company. Pursuant to the agreement, the total consideration for the acquisition of 100% equity ownership of Cheyi BVI is an aggregate of $23,470,712, consisting of the issuance by the Company to the shareholders of Cheyi BVI an aggregate of 3,189,000 fully paid Company’s ordinary shares (being $6,760,680 of $2.12 per share) and payment of $2,000,000 at closing, and Year-2021 earnout payment of $8,826,019 and Year-2022 earnout payment of $5,884,013 if the Cheyi BVI’s audited net income for its fiscal year 2021 and 2022 is no less than $3,000,000 respectively. The two earnout payments are due 13 months upon the delivery of Cheyi BVI’s audited financial statements.

The transaction was accounted for in accordance with the provisions of ASC 805-10, Business Combinations. The values assigned in these financial statements represent management’s best estimate of fair values as of the Acquisition Date.

As required by ASC 805-20, Business Combinations – Identifiable Assets and Liabilities, and Any Noncontrolling Interest, management conducted a review to reassess whether they identified all the assets acquired and all the liabilities assumed, and followed ASC 805-20’s measurement procedures for recognition of the fair value of net assets acquired. According to ASC 820, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets as the most reliable fair value measurement, and the lowest priority to unobservable inputs. According to ASC 820-10-35-41, the valuation of shares issued in the acquisitions and purchase consideration is recognized on the quoted trading price of the Company’s ordinary shares on the date of acquisitions. The quoted closing prices for the Company’s ordinary shares on NASDAQ on the dates of the acquisitions of Cheyi BVI was $2.12 per share.

The following table summarizes the allocation of estimated fair values of net assets acquired and liabilities assumed:

Recognized amounts of identifiable assets acquired and liabilities assumed
Accounts receivable, net	$216,572
Prepayments	575,913
Others receivable	4,761,164
Equipment, net	9,980,931
Deferred tax assets	10
Deposits	595,149
Short-term bank borrowings	(1,647,679)
Accounts payable	(803,784)
Others payable and accrued liabilities	(1,631,610)
Tax payable	(1,859,485)
Capital lease and financing obligations	(2,351,104)
Total identifiable net assets	7,836,077
Add: Goodwill	14,157,570
Total purchase price for acquisition net of $1,477,065 of cash	$21,993,647

The Company has included the operating results of Cheyi BVI in its consolidated financial statements since the Acquisition Date. $nil in net sales and $nil in net income of Cheyi BVI were included in the consolidated financial statements for the years ended December 31, 2021.

The following table summarizes the revenue and net income generated by Cheyi BVI for the year ended December 31, 2020:

Revenue	$34,078,502
Net income	$3,684,377